Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 25, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		$ 31,243
Fair value of share-based payments		5,959	$ 5,036	$ 3,149
Reclassification of modified options to liability	$ 600	134	(103)	1,244
Currency gain/(loss) on translation of foreign operations		(903)	316
Closing Balance		36,719	31,243
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		69,919	64,999
Transfer to ordinary shares on exercise of options		(38)	(13)
Fair value of share-based payments		5,959	5,036
Reclassification of modified options to liability		134	(103)
Closing Balance		75,974	69,919	64,999
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		(303)	(334)
Changes in the fair value of available-for-sale financial assets		324	31
Closing Balance		21	(303)	(334)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		(38,373)	(38,689)
Closing Balance		$ (39,276)	$ (38,373)	$ (38,689)